Share-Based Payments - Performance stock units (Details) $ in Millions		12 Months Ended
	Jun. 30, 2025 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares on conversion (in shares)		1
Total share based payment expense | $		$ 128	$ 147	$ 164
Performance stock units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares on conversion (in shares)		1
Vesting period (in years)		3 years
Maximum upside payout percentage		1.50
Numbers of stock units granted in the year (in shares)	30,360
Total share based payment expense | $		$ 6